CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights	1,980,318
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 0.2
Stock Options Granted Price Per Share	$ 2.364